Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense consist of the following:
	Classification	Year Ended June 30, 2024	Year Ended June 30, 2023
Operating lease costs	General and administrative expenses	$328,073	$364,817
Operating lease costs	Research and development expenses	111,735	111,735
Short term lease costs	General and administrative expenses	-	-

Schedule of Balance Sheet Information Related to Leases	Balance sheet information related to leases consists of the following:
	Classification	June 30, 2024	June 30, 2023
Assets
Operating lease – ROU assets	Right-of-use assets	$84,780	$451,084

Liabilities
Operating lease liabilities	Current portion	$59,807	$438,263
Operating lease liabilities	Non-current portion	25,934	25,406
Total lease liabilities		$85,741	$463,669

Weighted average remaining term (years)
Operating leases		0.46	0.82

Weighted average discount rate
Operating leases		5.18%	5.00%

Schedule of Minimum Lease Payments in Future Periods	The following table sets forth the Company’s minimum lease payments in future periods:
June 30, 2024
For the years ending June 30,
2025	$62,792
2026	25,128
2027	-
Total minimum lease payments	$87,920
Less: imputed interest	(2,179)

Total:	$85,741